Lease liabilities and right-of-use assets - Summary of Right of Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities and right-of-use assets
Balance as of 1 January	$ 484,362	$ 815,646
Additions during the year		436,769
Depreciation charge for the year	(177,107)	(364,116)	$ (1,216,495)
Assets classified as held for sale		(78,175)
Termination of lease		(272,421)
Foreign currency adjustment	74,643	53,341
Balance as of 31 December	$ 232,612	$ 484,362	$ 815,646